Fees Summary	Feb. 14, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $1,454,000.00 .
Narrative - Max Aggregate Offering Price	$ 1,454,000.00